Pension and Other Employee Benefit Plans (Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts) (Detail)	Mar. 31, 2024
Asset category
Plan assets	100.00%
General Account Assets
Asset category
Plan assets	10.00%
Other assets
Asset category
Plan assets	5.00%
Foreign | Equity securities
Asset category
Plan assets	26.00%
Foreign | Debt securities
Asset category
Plan assets	24.00%
Japan | Equity securities
Asset category
Plan assets	3.00%
Japan | Debt securities
Asset category
Plan assets	32.00%